Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Data (unaudited)
Schedule of Quarterly Financial Information

	Three months ended
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017

Total revenue	$—	$—	$—	$—
Total operating expenses	6,389	6,754	8,286	10,983
Other income (expense), net:	29	(48)	(1,730)	452
Net loss and comprehensive loss	(6,360)	(6,802)	(10,016)	(10,531)
Net loss attributable to common stockholders	$(7,526)	$(8,008)	$(11,429)	$(10,619)
Net loss attributable to common stockholders per common share, basic and diluted	$(0.74)	$(0.78)	$(1.78)	$(0.41)

	Three months ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016

Total revenue	$—	$—	$—	$—
Total operating expenses	5,391	5,738	6,401	8,375
Other income (expense), net:	6	8	10	9
Net loss and comprehensive loss	(5,385)	(5,730)	(6,391)	(8,366)
Net loss attributable to common stockholders	$(6,183)	$(6,528)	$(7,191)	$(9,172)
Net loss attributable to common stockholders per common share, basic and diluted	$(0.61)	$(0.64)	$(0.71)	$(0.90)